SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reinsurance Receivable and Accounting Pronouncements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance liabilities	$ 2,300	$ 2,300
Reinsurance allowance, allowance for credit loss	92	94
Reinsurance recoverable, write-offs	0	$ 0
Gross reinsurance receivables	$ 4,500
Concentrated credit risk | Ceded Credit Risk, Secured | Reinsurance Recoverable Including Reinsurance Premium Paid
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk percentage	11.00%
Concentrated credit risk | AM Best Rating | Ceded Credit Risk, Secured | Reinsurance Recoverable Including Reinsurance Premium Paid
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk percentage	84.00%
Concentrated credit risk | A Plus | Ceded Credit Risk, Secured | Reinsurance Recoverable Including Reinsurance Premium Paid
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk percentage	54.00%
Concentrated credit risk | A | Ceded Credit Risk, Secured | Reinsurance Recoverable Including Reinsurance Premium Paid
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk percentage	16.00%
Concentrated credit risk | AM Best, A- Rating | Ceded Credit Risk, Secured | Reinsurance Recoverable Including Reinsurance Premium Paid
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk percentage	30.00%